Inventories	12 Months Ended
Sep. 30, 2016
Inventories [Abstract]
INVENTORIES

NOTE 7. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Raw material	$-	$
Finished goods	45	72
Project-in-progress	45	94
Total	$90	$166

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2016 and 2015, the Company determined that no allowance for obsolescence was necessary.